Operating Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 3,607,441	$ 3,143,415	$ 7,797,578	$ 6,210,703
Social media expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	1,486,445	1,814,098	3,372,576	3,788,614
Advertising expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	1,741,704	1,112,663	3,235,352	1,928,427
Promotion expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	23,115	5,965	51,361	92,519
Other [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 356,177	$ 210,689	$ 1,138,289	$ 401,143